Expense Example - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Apr. 29, 2024 USD ($)
VIP High Income Portfolio - Initial Class
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	954
VIP High Income Portfolio - Service Class
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	1,073
VIP High Income Portfolio - Service Class 2
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	$ 1,248